Share Capital (Details) - Schedule of Stock Options Activity - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Share Capital (Details) - Schedule of Stock Options Activity [Line Items]
Number of Options, Outstanding at Beginning	2,152	592
Weighted Average Exercise Price, Outstanding at Beginning	$ 2,520.9	$ 9,716
Number of Options, Granted		1,636
Weighted Average Exercise Price, Granted		$ 805
Number of Options, Expired/Cancelled	(22)	(76)
Weighted Average Exercise Price, Expired/Cancelled	$ (39,038)	$ (21,630)
Weighted Average Exercise Price, Expired/Cancelled	$ 39,038	$ 21,630
Number of Options, Outstanding at ending	2,130	2,152
Weighted Average Exercise Price, Outstanding at ending	$ 2,161.29	$ 2,520.9
Restricted Share Units [Member]
Share Capital (Details) - Schedule of Stock Options Activity [Line Items]
Number of Options, Outstanding at Beginning	4,521
Weighted Average Exercise Price, Outstanding at Beginning	$ 735.14
Number of Options, Granted		4,564
Weighted Average Exercise Price, Granted		$ 735.56
Number of Options, Exercised		(43)
Weighted Average Exercise Price, Exercised		$ 721
Number of Options, Expired/Cancelled	(131)
Weighted Average Exercise Price, Expired/Cancelled	$ (770)
Weighted Average Exercise Price, Exercised		$ (721)
Weighted Average Exercise Price, Expired/Cancelled	$ 770
Number of Options, Outstanding at ending	4,390	4,521
Weighted Average Exercise Price, Outstanding at ending	$ 734.15	$ 735.14
Agent Options [Member]
Share Capital (Details) - Schedule of Stock Options Activity [Line Items]
Number of Options, Outstanding at Beginning	1,331	637
Weighted Average Exercise Price, Outstanding at Beginning	$ 3,413	$ 5,257
Number of Options, Granted	17,143	696
Weighted Average Exercise Price, Granted	$ 5	$ 1,757
Number of Options, Exercised		(2)
Weighted Average Exercise Price, Exercised		$ 14,343
Weighted Average Exercise Price, Exercised		$ (14,343)
Number of Options, Outstanding at ending	18,474	1,331
Weighted Average Exercise Price, Outstanding at ending	$ 250	$ 3,413
Share Purchase Warrants and Pre-Funded Warrants [Member]
Share Capital (Details) - Schedule of Stock Options Activity [Line Items]
Number of Options, Outstanding at Beginning	48,760	7,316
Weighted Average Exercise Price, Outstanding at Beginning	$ 1,513	$ 6,923
Number of Options, Granted	101,490	41,627
Weighted Average Exercise Price, Granted	$ 39	$ 658
Number of Options, Exercised	(94,513)	(183)
Weighted Average Exercise Price, Exercised	$ 290	$ 23,429
Weighted Average Exercise Price, Exercised	$ (290)	$ (23,429)
Number of Options, Outstanding at ending	55,737	48,760
Weighted Average Exercise Price, Outstanding at ending	$ 902	$ 1,513